Acquisition of subsidiary and finalization of purchase price allocation (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition of subsidiary and finalization of purchase price allocation
Schedule of acquisition of subsidiary

		Provisional as	Final working
		previously	capital
		reported	adjustment	Final restated
US$ thousand	Note	16 June 2023	16 June 2023	16 June 2023
Purchase Consideration
Cash consideration		775,000	—	775,000
Less: working capital and other adjustments		(4,484)	(3,496)	(7,980)
Cash consideration on Closing		770,516	(3,496)	767,020
Royalty deed	23	43,130	—	43,130
Deferred consideration	23	75,000	—	75,000
Contingent copper consideration	23	81,000	—	81,000
Glencore rollover shares	25	100,000	—	100,000
Total		1,069,646	(3,496)	1,066,150

	Provisional as
	previously	Final PPA
	reported	adjustment	Final restated
US$ thousand	16 June 2023	16 June 2023	16 June 2023
Trade and other receivables	1,641	—	1,641
Inventories	32,893	—	32,893
Property, plant and equipment	1,216,263	(435)	1,215,828
Exploration and evaluation	17,918	—	17,918
Other assets	1,404	—	1,404
Trade and other payables	(23,569)	—	(23,569)
Lease liabilities	(504)	—	(504)
Provisions	(40,371)	—	(40,371)
Deferred tax liabilities	(136,029)	(3,061)	(139,090)
Total net identifiable assets acquired	1,069,646	(3,496)	1,066,150

Summary of impacts on the Group's consolidated financial statements

31 December 2023
		Measurement
	As previously	period
US$thousand	reported	adjustment	As restated

Assets
Property, plant and equipment	1,194,915	(435)	1,194,480
Total assets	1,305,903	(435)	1,305,468

Liabilities
Trade and other payables	89,921	(2,359)	87,562
Current tax liability	1,137	(1,137)	—
Deferred tax liability	121,023	3,061	124,084
Total liabilities	1,037,876	(435)	1,037,441

Net assets	268,027	—	268,027